Share-Based Compensation (Tables)	12 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Schedule Of Fair Value Of The Shares Was Estimated Using Valuation Assumptions and Methodology	The fair value of the Shares was estimated using the Black-Scholes option-pricing model, with the following assumptions:

	Years Ended June 30,
	2020	2019
Dividend yield	0.0%	0.0%
Risk-free interest rate 1	0.2%	2.7%
Expected volatility 2	55.7%	25.1%
Expected term (in years) 3	3	2
Fair value	$0.37	$0.16
1	The risk-free rate is based on the US Treasury yields in effect at the time of grant corresponding with the expected term.
2	Expected volatility is based on historical volatilities from a group of comparable entities for a time period similar to that of the expected term and the expected term.
3	Expected term is based on probability and expected timing of market events.

Summary of Restricted Stock Activity
A summary of restricted stock activity within the Company’s equity plans and changes for the years ended June 30, 2021, and June 30, 2020, is as follows:

	Shares (in millions)	Weighted Average Grant- Date Fair Value	Total Fair Value (in millions)
Restricted Stock Awards
Nonvested at July 1, 2019	0.4	$0.39	$0.2
Granted	0.2	0.37	0.1
Vested	(0.1)	0.27	—
Repurchased	(0.1)	0.57	(0.1)

Nonvested at June 30, 2020	0.4	$0.41	$0.1
Granted	—	—	—
Vested	(0.2)	0.35	(0.1)
Repurchased	—	—	—

Nonvested at June 30, 2021	0.2	$0.27	$—